Expense Example	Dec. 31, 2025 USD ($)
Natixis Oakmark International Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,105
Natixis Oakmark International Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,240
Natixis Oakmark International Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Vaughan Nelson Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	700
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,053
Vaughan Nelson Small Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,187
Vaughan Nelson Small Cap Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283